Condensed Consolidated Financial Statements (Details Narrative) (10-K) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 12, 2013
Percentage of owned subsidiary				80.00%
Accumulated deficit	$ 13,582,473	$ 13,199,727	$ 13,245,316
Aqua Mining (PNG) [Member]
Percentage of owned subsidiary	90.00%	90.00%